Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets, consists of the following:
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
At cost:
Trademark	26,956	50,102	7,264
Patent	122	122	18
Copyright	140	172	25
Software	6,995	9,985	1,448
License acquired	207,600	371,700	53,891
Total	241,813	432,081	62,646
Less: accumulated depreciation	(5,943)	(13,026)	(1,889)
Intangible assets, net	235,870	419,055	60,757

Schedule of Estimated Annual Amortization Expense	The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:
	Amortization	Amortization
	RMB	USD
Twelve months ending December 31,
2023	6,961	1,009
2024	6,961	1,009
2025	6,434	933
2026	5,688	825
2027	5,066	735
Thereafter	16,345	2,370
Total	47,455	6,881